UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine            Westport, CT             5/13/05
       ------------------------   ------------------------------  ----------
               [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   40
                                               -------------

Form 13F Information Table Value Total:             $304,740
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number           Name


     1.       28-1839                   ROBERT JAFFEE, GENERAL PARTNER
     2.       28-02944                  DEBORAH ZISKIN, GENERAL PARTNER
     3.       28-7626                   MARGARET EPPRECHT, GENERAL PARTNER

                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
CHAODA MODERN AGRI       COM        0682.HK        4839 12274000 SH        SOLE        12274000
------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS INC  COM        00751Y106     15507  307379  SH        SOLE          307379
------------------------------------------------------------------------------------------------------------
ALKERMES INC             COM        01642T108      3136  302125  SH        SOLE          302125
------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS INC   COM        019777101       206  100000  SH        SOLE          100000
------------------------------------------------------------------------------------------------------------
AMGEN INC                COM        031162100     14787  254027  SH        SOLE          254027
------------------------------------------------------------------------------------------------------------
AMYLIN
 PHARMACEUTICALS INC     COM        032346108     11008  629404  SH        SOLE          629404
------------------------------------------------------------------------------------------------------------
ANDREW CORP              COM        034425108      4085  348854  SH        SOLE          348854
------------------------------------------------------------------------------------------------------------
ANN TAYLOR STORES CORP   COM        036115103      6398  250000  SH        SOLE          250000
------------------------------------------------------------------------------------------------------------
AMYLIN
 PHARMACEUTICALS INC     COM        0323469QW       308    1233  SH  PUT   SOLE            1233
------------------------------------------------------------------------------------------------------------
ARROW ELECTRONICS INC    COM        042735100      3994  157540  SH        SOLE          157540
------------------------------------------------------------------------------------------------------------
CVS CORPORATION          COM        126650100      5391  102444  SH        SOLE          102444
------------------------------------------------------------------------------------------------------------
CYTEC INDUSTRIES INC     COM        232820100     22245  410040  SH        SOLE          410040
------------------------------------------------------------------------------------------------------------
DOW CHEMICAL CO          COM        260543103     15043  301770  SH        SOLE          301770
------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY
 HOLDINGS                COM          2353014      8942  236303  SH        SOLE          236303
------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL INC  COM        26874Q100      7624  202446  SH        SOLE          202446
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COM        338488109      4388  339136  SH        SOLE          339136
------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO USD .16  COM        369604103     14424  400000  SH        SOLE          400000
------------------------------------------------------------------------------------------------------------
GLOBAL SANTA FE CORP     COM        G3903E101      2889   77990  SH        SOLE           77990
------------------------------------------------------------------------------------------------------------
HALLIBURTON CO           COM        406216101      8218  190000  SH        SOLE          190000
------------------------------------------------------------------------------------------------------------
INTRALASE CORP           COM        464592104      1264   75530  SH        SOLE           75530
------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP       COM        530718105     16676 1608091  SH        SOLE         1608091
------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP      COM        494368103      9099  138425  SH        SOLE          138425
------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES      COM        549463107      2805 1019916  SH        SOLE         1019916
------------------------------------------------------------------------------------------------------------
MAYTAG CORP              COM        5785928SW      1140    3000  SH  PUT   SOLE            3000
------------------------------------------------------------------------------------------------------------
NEKTAR THERAPEUTICS      COM        640268108      1137   81575  SH        SOLE           81575
------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP    COM        655844108     11063  298588  SH        SOLE          298588
------------------------------------------------------------------------------------------------------------
NITROMED INC             COM        654798503      2179  125885  SH        SOLE          125885
------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES INC   COM        686324104      4703  300298  SH        SOLE          300298
------------------------------------------------------------------------------------------------------------
PENTAIR INC              COM        709631105      3995  102445  SH        SOLE          102445
------------------------------------------------------------------------------------------------------------
NITROMED INC             COM        6547989DX         3     500  SH  CALL  SOLE             500
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COM        G3223R108     18917  222264  SH        SOLE          222264
------------------------------------------------------------------------------------------------------------
ROCHE GOLDING AG         COM        771195104     16095  300000  SH        SOLE          300000
------------------------------------------------------------------------------------------------------------
SENOMIX INC              COM        8124Q107        298   25000  SH        SOLE           25000
------------------------------------------------------------------------------------------------------------
SMURFIT-STONE CONTAINER
 CORP                    COM        832727101     10110  653545  SH        SOLE          653545
------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL
 INDUSTRIES              COM        881624209      7826  252534  SH        SOLE          252534
------------------------------------------------------------------------------------------------------------
TARGET CORP              COM        87612E106     10004  200000  SH        SOLE          200000
------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP       COM        907818108     11201  160710  SH        SOLE          160710
------------------------------------------------------------------------------------------------------------
VIACOM INC               CL B       925524308      7570  217328  SH        SOLE          217328
------------------------------------------------------------------------------------------------------------
WERNER ENTERPRISES INC   COM        950755108      8982  462287  SH        SOLE          462287
------------------------------------------------------------------------------------------------------------
WARNACO GROUP INC        COM        934390402      6242  259671  SH        SOLE          259671
------------------------------------------------------------------------------------------------------------
